Events After the Reporting Date (Details) - Events After Reporting Date [Member] ₪ / shares in Units, ₪ in Millions, shares in Millions, $ in Millions	1 Months Ended				3 Months Ended
	Mar. 27, 2018	Feb. 28, 2018 ILS (₪) shares	Feb. 28, 2018 USD ($) shares	Feb. 15, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Mar. 26, 2018 ILS (₪) ₪ / shares
Disclosure of non-adjusting events after reporting period [line items]
U.S. income-producing property shares for a profit		₪ 166	$ 48
Share capital percentage	18.24%
Share capital and voting rights percentage		8.25%	8.25%
Shares of wholly-owned subsidiaries sale of company | shares		14.1	14.1
Description of nature of non-adjusting event after reporting period				Company issued, by way of a shelf offer, NIS 860 million par value of unsecured debentures (Series M), for a net consideration of NIS 851 million. The debentures are linked to the increase in the consumer price index, bear fixed annual interest at the rate of 2.78% that is payable twice a year on June 30 and December 31 in each of the years 2018 to 2028 (inclusive) and mature as follows: the first installment (5% of the principal) is payable on June 30, 2021, the second installment (10% of the principal) is payable on June 30, 2022, the third installment (5% of the principal) is payable on June 30, 2023, the fourth installment (30% of the principal) is payable on June 30, 2025, the fifth installment (10% of the principal) is payable on June 30, 2026, and the sixth installment (40% of the principal) is payable on June 30, 2028.
Consolidated equity is to be maintained at a minimum amount | $				$ 800
Percentage ratio of interest-bearing liabilities, net to total assets				75.00%
Redemption of the debentures, including minimum equity amount | $				$ 400
Repayment of material loans, percentage				10.00%
Dividend declared per share | ₪ / shares						₪ 0.38
Aggregating dividend payable amount | ₪						₪ 74
Increase in equity				$ 800	₪ 15
Interest at a total rate, percentage				3.00%
Description of consideration and interest					Company purchased 8.3 million CTY shares in consideration of EUR 16 million (approximately NIS 69 million). Consequently, the interest of the Company in CTY rose from 44.6% to 45.5
REG [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share capital percentage		2.58%	2.58%
Total consideration		₪ 895	$ 258
Shares of wholly-owned subsidiaries sale of company | shares		4.4	4.4